Segment Information	12 Months Ended
Dec. 31, 2018
Segment Information
Segment Information

24.Segment Information

(a)Description of segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

Effective in the fourth quarter of 2017, the Group changed its segment disclosure to separately report the financial results of its e-commerce business in light of the significant growth of the revenue contribution from e-commerce to the Group’s total consolidated net revenues in 2017. This segment primarily reflects the results of NetEase’s two e-commerce platforms, Kaola and Yanxuan, which were established in January 2015 and April 2016, respectively. On December 31, 2018, the Group renamed its "e-mail and others" segment to "innovative businesses and others" to better articulate the businesses included in this segment, there's no change to the business mix included in this segment. The Group now reports four reporting segments: 1) Online game services, 2) E-commerce, 3) Advertising services, and 4) Innovative businesses and others. This change in segment reporting aligns with the manner in which the Group’s CODM currently receives and uses financial information to allocate resources and evaluate the performance of reporting segments. This change in segment presentation does not affect consolidated balance sheets, consolidated statements of operations and comprehensive income or consolidated statements of cash flows. The Group retrospectively revised prior period segment information, to conform to current period presentation.

(b)Segment data

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2016, 2017 and 2018. The Group does not allocate any operating costs or assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments. There was no significant transaction between reportable segments for the years ended December 31, 2016, 2017 and 2018 (in thousands).

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues:
Online game services	27,980,491	36,281,642	40,190,057
E-commerce	4,541,744	11,670,416	19,235,476
Advertising services	2,152,379	2,408,823	2,500,833
Innovative businesses and others	3,504,230	3,741,138	5,230,087
Total net revenues	38,178,844	54,102,019	67,156,453

Cost of revenues:
Online game services	(9,974,146)	(13,473,339)	(14,617,656)
E-commerce	(3,986,871)	(10,464,714)	(17,688,717)
Advertising services	(749,652)	(797,892)	(889,677)
Innovative businesses and others	(1,804,363)	(3,453,381)	(5,556,907)
Total cost of revenues	(16,515,032)	(28,189,326)	(38,752,957)

Gross profit/(loss):
Online game services	18,006,345	22,808,303	25,572,401
E-commerce	554,873	1,205,702	1,546,759
Advertising services	1,402,727	1,610,931	1,611,156
Innovative businesses and others	1,699,867	287,757	(326,820)
Total gross profit	21,663,812	25,912,693	28,403,496

The following table set forth the breakdown of net revenues by type of good or service for the years ended December 31, 2016, 2017 and 2018:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Online games services	27,980,491	36,281,642	40,190,057
Online product sales from e-commerce platforms	4,430,389	11,447,037	18,637,521
Advertising services	2,152,379	2,408,823	2,500,833
Others	3,615,585	3,964,517	5,828,042
Total Net revenue	38,178,844	54,102,019	67,156,453

The following table presents the total depreciation and amortization expenses of property and equipment and land use rights by segment for the years ended December 31, 2016, 2017 and 2018:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Online game services	101,400	157,695	235,896
E-commerce	274	4,745	18,482
Advertising services	4,061	8,712	10,727
Innovative businesses and others	52,933	89,953	184,987
Total depreciation and amortization expenses of property and equipment and land use rights	158,668	261,105	450,092

As substantially all of the Group's long-lived assets are located in the PRC and substantially all of the Group's revenue of reportable segments are derived from China based on the geographical locations where services and products are provided to customers, no geographical information is presented.